Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 235,340	₩ 235,007	₩ 243,029
Interest	(28,726)	(6,397)	538
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,220,687	2,415,031
Current service costs	235,340	235,007
Interest	97,660	71,348
Remeasurements :	178,649	(192,339)
- Loss (gain) from change in financial assumptions	165,919	(381,800)
- Loss (gain) from change in demographic assumptions	(16,094)	(621)
- Loss (gain) from change in others	28,824	190,082
Benefits paid	(263,547)	(300,353)
Others	7,920	(8,007)
End of year	₩ 2,476,709	₩ 2,220,687	₩ 2,415,031